Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Global Growth Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager (lead)	2011
Matthew Dennis	Portfolio Manager (lead)	2003
Barrett Sides	Portfolio Manager (lead)	1999
Clas Olsson	Portfolio Manager	1997”

Summary Prospectus Supplement dated March 22, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Global Growth Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ryan Amerman	Portfolio Manager (lead)	2011
Matthew Dennis	Portfolio Manager (lead)	2003
Barrett Sides	Portfolio Manager (lead)	1999
Clas Olsson	Portfolio Manager	1997”